INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of provision for income taxes were:

	For the year ended December 31,2013	For the period from September 17, 2012 (inception) to December 31,2012

Current	$-	$-
Deferred	3,545	-
Total	$3,545	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following table provides an analysis of the Company’s deferred tax assets and liabilities:

	For the year ended December 31,2013	For the period from September 17, 2012 (inception) to December 31,2012

Deferred tax assets
Net operating loss carryforwards	$27,513	$-
Total deferred tax assets	$27,513	$-

Deferred tax liabilities
Property and equipment	$31,060	$-
Total deferred tax liabilities	$31,060	$-